Subsequent Events - Additional Information (Detail) $ in Millions				1 Months Ended
	May 03, 2017	Jan. 05, 2017 USD ($) Right shares	Jan. 04, 2017	Jan. 31, 2017
Subsequent Event [Line Items]
Reversion rights period				90 days
Achieve Life Science, Inc. [Member]
Subsequent Event [Line Items]
Conversion of each outstanding share of Achieve common stock , shares converted | shares		4,242.8904
Termination fee		$ 0.5
Termination fee upon breach of certain covenants regarding alternative transactions		1.0
Third party expenses in connection with certain terminations		$ 0.5
Lock-up period with the execution of the merger agreement			180 days
Number of contingent value rights to be issued for each share of common stock outstanding | Right		1
Achieve Life Science, Inc. [Member] | Contingent Value Rights [Member]
Subsequent Event [Line Items]
Combined company acquisition period results		5 years
Aggregate consideration distributed to the holders, consideration received percent		80.00%
OncoGenex Pharmaceuticals Equityholders [Member] | Achieve Life Science, Inc. [Member]
Subsequent Event [Line Items]
Percentage of ownership in combined company		25.00%
Percentage of outstanding shares of capital stock held by certain officers and directors			1.20%
Achieve Stockholders [Member] | Achieve Life Science, Inc. [Member]
Subsequent Event [Line Items]
Percentage of ownership in combined company		75.00%
Percentage of outstanding shares of capital stock held by certain officers and directors			78.00%
Subsequent Event
Subsequent Event [Line Items]
Reverse stock split, Common stock	20-for-1